Investments in associates and joint ventures (Details Textual) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / Ounce-oz shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 $ / Ounce-oz	Dec. 31, 2018 $ / MetricTon-Mg
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	43.65%
Impairment loss		$ 21,620	$ 0
market capitalization of shares		$ 2,036,000
Number of shares acquired in business combination | shares		63,920
Percentage of voting equity interests acquired		5.00%
Consideration transferred, acquisition-date fair value		$ 47,900
Gold (per ounce) [Member]
Disclosure of Investments in associates [Line Items]
Commodity price estimates		1,221		1,300	1,221
Minera Yanacocha S.R.L. [Member]
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	43.65%	45.95%
Impairment loss		$ 0	889,499
Recoverable amount of investment in associates, Cash flow projections			$ 528,900
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	19.58%	19.58%
market capitalization of shares	$ 1,426,000
market capitalization value per share	20.80%	29.70%